CERTAIN TRANSACTIONS (Details 1) $ in Millions	3 Months Ended
Mar. 31, 2016 USD ($) shares
Business Acquisition [Line Items]
Business Acquisition Date Of Acquisition Agreement1	Jul. 27, 2015
BusinessCombinationConsiderationTransferredAbstract
Business Acquisition, Percentage of Voting Interests Acquired	5.00%
Actavis [Member]
Business Acquisition [Line Items]
Business Acquisition Cost O fAcquired Entity Purchase Price	$ 40,500
BusinessCombinationConsiderationTransferredAbstract
Purchase price in US dollars	$ 33,750
Shares issued as consideration for the acquisition | shares	100